Stockholders' Equity (Successor) - Stock Outstanding (Details) - shares	1 Months Ended	3 Months Ended	5 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Feb. 14, 2024
Class of Stock [Line Items]
Total shares outstanding at close (in shares)		64,845,435	64,845,435	60,166,269
Public stockholders [Member]
Class of Stock [Line Items]
Total shares outstanding at close (in shares)				5,953,859
Initial stockholders [Member]
Class of Stock [Line Items]
Total shares outstanding at close (in shares)				7,187,500
Merger consideration shares [Member]
Class of Stock [Line Items]
Total shares outstanding at close (in shares)				3,000,000
PIPE Investors [Member]
Class of Stock [Line Items]
Total shares outstanding at close (in shares)				44,024,910
Restricted Stock [Member]
Class of Stock [Line Items]
Granted (in shares)	1,920,832	1,920,832	4,679,166